Summary of Restricted Stock Activity (Detail) (Restricted Stock, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Restricted Stock
Number of Shares
Beginning Balance	2,425	2,330	1,235
Granted	83	684	1,647
Vested	(1,073)	(435)	(429)
Forfeited	(51)	(154)	(123)
Ending Balance	1,384	2,425	2,330
Weighted Average Grant Date Fair Value
Beginning Balance	$ 21.31	$ 24.15	$ 30.86
Granted	$ 13.23	$ 16.65	$ 21.93
Vested	$ 22.78	$ 27.99	$ 33.18
Forfeited	$ 21.52	$ 24.76	$ 30.41
Ending Balance	$ 19.68	$ 21.31	$ 24.15